Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of deferred tax liabilities and assets
	December 31,
	2022	2021

Deferred tax assets:
Carryforward tax losses	$9,494	$4,426
Share-based compensation expenses	1,853	934
Research and development carryforward expenses	3,605	2,666
Allowance and other reserves	6,672	2,685
Operating lease liabilities	2,622	2,820

Total gross deferred tax assets	24,246	13,531

Less, Valuation Allowance	(19,735)	-

Total deferred tax assets	4,511	13,531

Deferred tax liabilities:
Operating lease ROU assets	(2,690)	(2,670)
Intangible assets	(1,539)	(1,007)
Others	(826)	(515)

Total gross deferred tax liabilities	(5,055)	(4,192)

Net deferred tax assets (liabilities)	$(544)	$9,339

Schedule of income (loss) before income taxex
	Year ended December 31,
	2022	2021	2020

Domestic	$(58,085)	$10,334	$(6,926)
Foreign	1,585	5,058	3,695

Income (loss) before income taxes	$(56,500)	$15,392	$(3,231)

Schedule of taxes on income (tax benefits)
	Year ended December 31,
	2022	2021	2020

Current taxes	$12,619	$(550)	$210
Deferred taxes	9,946	415	1,342

	$22,565	$(135)	$1,552

Domestic	$20,400	$322	$1,360
Foreign	2,165	(457)	192

	$22,565	$(135)	$1,552

Schedule of taxes on income (tax benefits), domestic and foreign
	Year ended December 31,
	2022	2021	2020
Domestic taxes:

Current taxes	$11,119	$(1,171)	$16
Deferred taxes	9,281	1,493	1,344

	20,400	322	1,360

Foreign taxes:

Current taxes	1,500	621	194
Deferred taxes	665	(1,078)	(2)

	2,165	(457)	192

Taxes on income	$22,565	$(135)	$1,552

Schedule of unrecognized tax benefits
	December 31,
	2022	2021

Beginning of year	$1,034	$4,357
Additions related to tax positions taken during current year	312	613
Reduction related to settlements of tax matters	-	(1,286)
Reductions for tax positions of prior years	(952)	(2,650)

Balance at December 31(*)	$394	$1,034

(*)	As of December 31, 2022, and 2021 unrecognized tax benefits in an amount of $131 and $788, respectively, were presented as a reduction from deferred taxes.

Schedule of effective income tax rate reconciliation
	Year ended December 31,
	2022	2021	2020

Income (loss) before taxes, as reported in the consolidated statements of operations	$(56,500)	$15,392	$(3,231)

Theoretical tax expense (benefit) at the Israeli statutory tax rate	(12,995)	3,540	(741)
Beneficiary enterprise expenses (benefit)	9,003	(560)	(68)
Tax adjustment in respect of different tax rate of foreign subsidiaries	639	309	(94)
Non-deductible expenses and other permanent differences	(289)	(1,808)	(278)
Share based compensation	541	355	1,485
Increase (decrease) in other uncertain tax positions, net	(639)	(2,037)	1,318
Taxes related to prior years (see also note 15b)	11,471	-	-
Losses and timing differences for which valuation allowance was provided	15,727	-	-
Others	(893)	66	(70)

Actual tax expense (benefit)	$22,565	$(135)	$1,552